Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013 are as follows (in thousands):

	Workforce	Patient Experience	Provider	Total
Balance at January 1, 2014	$6,168	$24,154	$5,424	$35,746
Acquisition of Health Care Compliance Strategies, Inc.	6,168	—	—	6,168

Balance at December 31, 2014	$12,336	$24,154	$5,424	$41,914

	Workforce	Patient Experience	Provider	Total
Balance at January 1, 2013	$6,168	$17,840	$5,291	$29,299
Acquisition of Sy.Med Development, Inc.	—	—	133	133
Acquisition of Baptist Leadership Group	—	6,314	—	6,314

Balance at December 31, 2013	$6,168	$24,154	$5,424	$35,746